Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Income (loss) attributable to equity owners	$ 1,290	$ (4,118)
Weighted average number of shares (000's)	167,966	154,217
Earnings (loss) per share basic	$ 0.01	$ (0.03)
Incremental shares from options	3,066	0
Incremental shares from warrants	0	0
Incremental shares from RSUs and DSUs	275	0
Weighted average diluted number of shares (000's)	171,307	154,217
Earnings (loss) per share diluted	$ 0.01	$ (0.03)